Tangible Assets And Assets Under Construction (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Tangible Assets And Assets Under Construction (Table)

Tanker vessels, barges and pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$521,036	$(177,820)	$343,216
Additions	2,403	(18,985)	(16,582)
Impairment loss	–	(2,569)	(2,569)
Write-down	(2,064)	866	(1,198)
Balance December 31, 2019	$521,375	$(198,508)	$322,867
Additions	1,931	(18,475)	(16,544)
Write-down	(308)	–	(308)
Balance December 31, 2020	$522,998	$(216,983)	$306,015
Additions	2,445	(20,315)	(17,870)
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	51,461	–	51,461
Balance December 31, 2021	$552,135	$(231,925)	$320,210

Deferred dry dock and special survey costs	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$46,047	$(34,889)	$11,158
Additions	5,138	(5,166)	(28)
Balance December 31, 2019	$51,185	$(40,055)	$11,130
Additions	4,296	(3,959)	337
Balance December 31, 2020	$55,481	$(44,014)	$11,467
Additions	6,774	(4,122)	2,652
Balance December 31, 2021	$62,255	$(48,136)	$14,119

Dry port terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$224,170	$(27,318)	$196,852
Additions	602	(6,866)	(6,264)
Balance December 31, 2019	$224,772	$(34,184)	$190,588
Additions	870	(6,915)	(6,045)
Write-down	(88)	76	(12)
Balance December 31, 2020	$225,554	$(41,023)	$184,531
Additions	1,510	(7,274)	(5,764)
Disposal	(130)	169	39
Transfers from assets under construction	3,803	–	3,803
Balance December 31, 2021	$230,737	$(48,128)	$182,609

Oil storage plant and port facilities for liquid cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$29,190	$(12,457)	$16,733
Additions	–	(320)	(320)
Balance December 31, 2019	$29,190	$(12,777)	$16,413
Additions	–	(301)	(301)
Balance December 31, 2020	$29,190	$(13,078)	$16,112
Additions	10	(355)	(345)
Transfers from assets under construction	1,843	–	1,843
Balance December 31, 2021	$31,043	$(13,433)	$17,610

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$7,396	$(4,523)	$2,873
Additions	434	(437)	(3)
Balance December 31, 2019	$7,830	$(4,960)	$2,870
Additions	488	(672)	(184)
Balance December 31, 2020	$8,318	$(5,632)	$2,686
Additions	385	(491)	(106)
Balance December 31, 2021	$8,703	$(6,123)	$2,580

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$827,839	$(257,007)	$570,832
Additions	8,577	(31,774)	(23,197)
Write-down	(2,064)	866	(1,198)
Impairment loss	–	(2,569)	(2,569)
Balance December 31, 2019	$834,352	$(290,484)	$543,868
Additions	7,585	(30,322)	(22,737)
Write-down	(396)	76	(320)
Balance December 31, 2020	$841,541	$(320,730)	$520,811
Additions	11,124	(32,557)	(21,433)
Disposal	(130)	169	39
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	57,107	–	57,107
Balance December 31, 2021	$884,873	$(347,745)	$537,128

Tangible Assets and Assets Under Construction - Impairment Loss (Table)

	As of and for the year ended December 31, 2021
Vessel	Initial carrying amount	Impairment loss	Net book value (fair value)
Malva H	9,036	(5,786)	3,250
Sara H	17,860	(13,610)	4,250

No impairment loss was recognized during the year ended December 31, 2020.

As of December 31, 2019, after considering certain impairment indicators that affected the way the tanker vessel Malva H is expected to be used, the Company performed an impairment assessment in accordance with its accounting policy (Note 2). The estimated recoverable amount was lower than the respective carrying amount of such vessel and, consequently, an impairment loss of $2,569 was recognized in the consolidated statements of (loss)/income for the year ended December 31, 2019, as illustrated below:

	As of and for the year ended December 31, 2019
Vessel	Initial carrying amount	Impairment loss	Net book value (recoverable amount)
Malva H	12,187	(2,569)	9,618